Basis for Preparation of Financial Statements and Applicable Accounting Standards - Additional Information (Detail) $ in Thousands		12 Months Ended
	Oct. 01, 2021	Dec. 31, 2021 ARS ($)	Dec. 31, 2020
Basis for preparation of financial statements and applicable accounting standards [line items]
Inflation rate		50.94	36.14
Proportion of ownership interest in subsidiary	24.99%
Class B shares [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Proportion of ownership interest in subsidiary	49.9939%
Minimum Average Term [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Percentage of participating interest		50.00%
Sud Asesores [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Percentage of voting equity interests acquired		100.00%
Equity interests of acquirer		$ 28,013